Income Taxes - Activity Related to Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 515	$ 422
Adjustments related to prior year tax positions	136	(4)
Increases related to current year tax positions	406	97
Decreases due to statute of limitations expiration	0	0
Decreases due to IRC Section 382/383 limitation	0	0
Unrecognized Tax Benefits	$ 1,057	$ 515